SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

2.1 - Basis of Presentation

The Company’s Consolidated Financial Statements have been prepared in accordance and are in compliance with the International Financial Reporting Standards (IFRS) issued by International Accounting Standards Board (IASB).

The preparation of the Consolidated Financial Statements in accordance with IFRS requires Management to make accounting estimates. The areas that involve judgment or use of estimates relevant to the Consolidated Financial Statements are stated in Note 2.17. The Consolidated Financial Statements have been prepared using historical cost as its basis, except for the valuation of certain financial instruments, which are measured at fair value.

The Company adopted all applicable standards and revisions of standards and interpretations issued by the IASB or the IFRS Interpretations Committee that are effective for December 31, 2017.

a) Investments in Subsidiaries

The Company’s consolidated financial statements include the financial statements of Gerdau S.A. and all its subsidiaries. The Company controls an entity when it is exposed or has the right to variable returns arising from their involvement with the entity and has the ability to affect those returns due to the power exercised over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Third parties’ interests in equity and net income of subsidiaries are reported separately in the consolidated balance sheet and in the consolidated statement of income, respectively, under the account “Non-controlling interests”.

For business combinations, the assets, liabilities, and contingent liabilities of a subsidiary are reported at their respective fair value on the date of acquisition. Any excess of the acquisition cost over the fair value of the identifiable net assets acquired is recorded as goodwill. When the acquisition cost is less than the fair value of the net assets identified, the difference is recorded as a gain in the statement of income for the year in which the acquisition took place. The non-controlling interests are presented based on the proportion of the fair value of the identified assets and liabilities acquired. Intercompany transactions and balances are eliminated in the consolidation process. Gains or losses resulting from transactions among consolidated entities of the Company are also eliminated.

b) Investments in Joint ventures and Associate companies

Joint ventures are those in which the control is held jointly by the Company and one or more partners. An associate company is one in which the Company exercises significant influence, but over which it does not have control. Investments in joint ventures and associate companies are recorded under the equity method of accounting.

c) Equity Method

According to this method, investments are recognized in the consolidated balance sheet at acquisition cost and are adjusted subsequently based on the Company’s share in the earnings and in other changes in the net assets of the investees. The balances of the investments can also be reduced due to impairment losses. Furthermore, dividends received from these companies are recorded as reductions in the value of the investments.

2.2 —Foreign Currency Translation

a) Functional and Reporting Currency

The functional currency of an entity is the currency of the primary economic environment where it operates. The Consolidated Financial Statements are presented in Reais (R$), which is the functional and reporting currency of the Company.

b) Transactions and Balances

For purposes of the Consolidated Financial Statements, the balances of each subsidiary of the Company are translated into Brazilian reais, which is the functional currency of the Company and the reporting currency of its Consolidated Financial Statements.

c) Group Companies

Income and loss from operations and financial position of all subsidiaries included in the Consolidated Financial Statements, along with equity method of accounting, which have functional currencies different from the Company’s reporting currency are translated into the reporting currency as follows:

i)Asset and liability balances are translated at the exchange rate in effect at the balance sheet date;

ii)Income and expenses are translated using the average monthly exchange rates for the year; and

iii)Translation gains and losses resulting from the above methodology are recognized in Equity, in the Statement of Comprehensive Income, in the account named “Other reserves - Cumulative translation adjustment”; and

iv)The amounts presented in the cash flow are derived from the changes in assets, liabilities and income and expenses translated, as detailed above.

d) Hyperinflation in Venezuela

Venezuela is considered a hyperinflationary economy and, for this reason, the financial statements of the Company’s subsidiary located in this country have been adjusted so that the amounts are stated at the measurement currency unit at the end of the year, which considers the effects measured by the IPC - Índice de Preços ao Consumidor (Consumer Price Index) of Venezuela. The exchange rate used to translate the Venezuela subsidiary financial statements from local currency (Bolívar Forte) to Real considers the local exchange rate known as SIMADI (Sistema Marginal de Divisas), which is used in conversions from Bolívar Forte to American Dollar as a reference to local currency translation into Real. This rate is equivalent to 1,011.19 Bolívar Forte to each 1 Real as of December 31, 2017 (206.61 Bolivar Forte to each 1 Real as of December 31, 2016).

2.3 - Financial Assets

The Company measures its derivative financial instruments based on their fair value on the balance sheet date, being the most relevant evidence of fair value the quotations obtained from market participants. The fair value recognized in its Consolidated Financial Statements may not necessarily represent the amount of cash that the Company would receive or pay, as applicable, if the Company would have settled the transactions on the balance sheet date.

The Company classifies its financial assets, upon initial recognition, in the following categories: financial assets at fair value through profit or loss, loans and receivables and available for sale (when applicable). The classification depends on the objective for which the financial assets where acquired, as detailed in Note 15.

a) Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading and include Bank Deposit Certificates and marketable securities. Financial assets at fair value through profit or loss are initially recognized at fair value and the transaction costs are expensed immediately in the income statement.

b) Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. The Company’s loans and receivables comprise “Accounts receivable and other receivables”, “Cash and cash equivalents” and “Judicial deposits”. They are presented as current assets, except for those with maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets.

c) Derivative financial instruments and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are, subsequently, remeasured to their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated or not as a hedging instrument and for which hedge accounting has been adopted. If this is the case, the method also depends on the nature of the item being hedged as well as the effectiveness of the hedging relationship. As described in note 15, the Company applies hedge accounting.

d) Derivatives at fair value through profit or loss

Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of these derivative instruments are recognized immediately in the income statement under “Gains and losses on financial instruments, net”.

e) Cash and Cash Equivalents

Cash and cash equivalents include cash, bank accounts and highly liquid investments with original maturities of 90 days or less with insignificant risk of changes in fair value and are stated at cost plus accrued interest, when applicable.

f) Short-term Investments

Held for trading securities are stated at fair value and recognized through profit and loss (held for trading), since the purpose of the investment is to earn short-term gains. Interest, monetary corrections, and exchange variation, when applicable, as well as changes in fair value are recognized in the income statement when incurred.

g) Trade Accounts Receivable

Trade accounts receivable are stated at amortized cost and accounts receivable from foreign customers are translated based on the exchange rates in effect at the balance sheet date. The allowance for doubtful accounts is determined based on a risk assessment, which considers historical losses, the individual situation of each customer and the situation of the economic group to which they belong, available collateral and guarantees and the opinion of legal counsel. The allowance is considered sufficient to cover any losses incurred on uncollectible receivables. Information on the breakdown of current and past-due trade accounts receivable and the related allowance for doubtful accounts is provided in note 5.

The Company’s maximum exposure to credit risk is its balance of trade accounts receivable, net of allowance for doubtful accounts. The credit quality of the current trade accounts receivable is considered proper and the amount of the effective risk of eventual losses in trade accounts receivable is presented as allowance for doubtful accounts.

h) Impairment of Financial Assets

Financial assets are assessed at each balance sheet date for evidence of impairment. They are considered impaired when there is evidence that one or more events have occurred after the initial recognition of the financial asset and such event or events had a negative impact on the estimated future cash flows of the investment.  The criteria used to determine whether there is evidence of an impairment loss include, among other factors: (i) significant financial difficulty of the issuer or debtor, and (ii) domestic or local economic conditions that correlate with defaults on the assets in portfolio.

2.4 — Inventories

Inventories are measured at the lower of historical average cost of acquisition or production and net realizable value. The acquisition and production costs include transportation, storage and non-recoverable taxes.

Net realizable value is the estimated sale price in the ordinary course of business less the estimated costs of completion and selling expenses directly related. Information regarding the allowance for adjustments to net realizable value is presented in note 6.

2.5 - Property, Plant and Equipment

Property, plant and equipment are stated at historical cost, monetarily adjusted when applicable in accordance with IAS 29, less depreciation, except for land, which is not depreciated. The Company monthly capitalizes the construction costs of qualified assets, which are assets that, necessarily, require a substantial period of time to be finished for its intended use, the borrowing costs as part of the acquisition cost of the property, plant and equipment under construction based on the following capitalization criteria: (a) the capitalization period begins when the property, plant and equipment item is under construction in process and the capitalization of borrowing costs ceases when the asset is available for use; (b) borrowing costs are capitalized considering the weighted average rate of loans existing on the capitalization date or a specific rate, in the case of loans for the acquisition of property, plant and equipment; (c) borrowing costs capitalized do not exceed the interest expenses during the capitalization period; and (d) capitalized borrowing costs are depreciated considering the same criteria and useful life determined for the property, plant and equipment item to which it was capitalized.

Depreciation is calculated under the straight-line method at rates that take into consideration the estimated useful life of the asset, its level of utilization and the estimated residual value of the asset at the end of its useful life. The estimated residual value and useful life of the assets are reviewed and adjusted, if necessary, at each year-end. Subsequent costs are added to the carrying amount of property, plant and equipment or recognized as a specific item, as appropriate, only if the economic benefits associated to these items are probable and the amounts can be reliably measured. The carrying amount of replaced items is written-off. Other repairs and maintenance are recognized directly in income when incurred.

Mining exploration rights are classified as Land and Buildings in the Property, plant and equipment account. Exploration expenditures are recognized as expenses until the feasibility of mining activity is established and thereafter subsequent costs are capitalized. Costs for the development of new iron ore reserves or to expand the capacity of operating mines are capitalized and amortized based on the amount of iron ore extracted. Stripping costs (costs associated with removal of waste and other residual materials) incurred during the development phase of a mine, before production phase, are registered as part of the depreciable cost of asset. Subsequently, these costs are depreciated over the useful life of the mine. Spending on waste removal, after the start of production of the mine, are treated as production costs. Depletion of mines is calculated based on the amount of ore extracted.

The net book value of property, plant and equipment items is immediately impaired to its recoverable amount when the residual balance exceeds the recoverable amount.

2.6 — Goodwill

Goodwill represents the excess of the acquisition cost over the fair value of the net assets acquired, liabilities assumed and identifiable contingent liabilities of a subsidiary, joint venture, or associate company, at the respective acquisition date.

Goodwill is recorded as an asset and recorded under “Goodwill” account. Goodwill is not amortized and is subject to impairment tests annually or whenever there are indications of potential impairment. Any impairment loss is recorded as an expense in the income statement and cannot be reversed. Goodwill is allocated to the operating segments, which represents the lowest level at which goodwill is monitored by management.

Goodwill that forms part of the carrying amount of an investment in an associate or a joint venture is not separately recognized. The entire carrying amount of the investment in associate or joint venture is tested for impairment as a single asset, by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount, whenever evidence is available that the investment may be impaired.

When a subsidiary, joint venture or associate is sold, goodwill is included in the determination of gains and losses on disposal.

2.7 — Other Intangible Assets

Other intangible assets are stated at acquisition cost, less accumulated amortization and impairment losses, when applicable. Intangible assets consist mainly of assets which represent the capacity to generate economic benefits from companies acquired based on relationships with customers and suppliers, software and others. Intangible assets with definite useful lives are amortized taking into consideration their actual use or a method that reflects their consumption of economic benefits. The net book value of intangible assets is impaired immediately to its recoverable value when the residual balance exceeds the recoverable amount (note 2.8).

Intangible assets acquired in a business combination are recorded at fair value, less accumulated amortization and impairment losses, when applicable. Intangible assets that have a defined useful life are amortized over their useful lives using an amortization method that reflects the economic benefit of the intangible asset and is recorded in the cost of sales account. The intangible relationship with customers and suppliers is amortized based on an accelerated method that considers the expected future economic benefit provided over time by these new acquired customers and suppliers.

The Company reviews the amortization period and amortization method for its intangible assets with definite useful lives at the end of each year.

2.8 — Provision for Impairment of Assets and Reversal of Impairment

At each balance sheet date, the Company performs an assessment to determine whether there is evidence that the carrying amount of long-lived assets might be impaired. If such evidence is identified, the recoverable amount of the assets is estimated by the Company. The recoverable amount of an asset is determined as the higher of: (a) its fair value less estimated costs to selling and (b) its value in use. The value in use is measured based on discounted cash flows (before taxes) derived from the continuous use of the asset until the end of its estimated useful life. Regardless of whether or not there is any indication that the carrying amount of the asset may be impaired, the balances of goodwill arising from business combinations and intangible assets with indefinite useful lives are tested for impairment at least once a year in December.

When the carrying amount of the asset exceeds its recoverable amount, the Company recognizes a reduction in the book value of the asset (Impairment). The reduction to the recoverable amount of the asset is recorded as an expense. Except for an impairment of goodwill, a reversal of a previously recorded impairment loss is required. Reversal in these circumstances is limited to the amount of the depreciated balance of the asset at the time of the reversal, determined as if the impairment had not been recorded, as discussed in note 28.1.

The Company believes that there is no likelihood that may occur a material change in the estimates or assumptions used to calculate long-lived asset impairment losses. However, if actual results are not consistent with estimates and assumptions used in estimating future cash flows and asset fair values, the Company may be exposed to losses that could be material.

2.9 — Financial Liabilities and Equity Instruments

a) Classification as Debt or Equity

Debt or equity instruments are classified based on the substance of the contractual terms of the instruments.

b) Short and Long-Term Debt

They are stated net of transaction costs, and are subsequently measured at the amortized cost using the effective interest method.

c) Equity Instruments

An equity instrument is based on a contract that evidences a residual interest in the assets of an entity after deducting its liabilities.

d) Derivative Instruments and hedging

The Company enters into derivative financial instruments mainly to manage its exposure to fluctuation in interest rates and exchange rates. The Company measures its derivative financial instruments, based on quotations obtained from market participants, at fair value at the balance sheet date.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge or a net investment hedge are recorded in the statement of comprehensive income.

The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When a cash flow hedge instrument is sold, terminated, expires or is exercised, the hedge is discontinued prospectively, however the cumulative unrealized gains and losses remains registered in comprehensive income when the hedged item is registered in the statement of income. When a transaction is no longer expected to occur, the cumulative gains and losses are immediately reclassified to the income statement. In the net investment hedge the amount registered is reclassified to the income statement when the hedged investment is disposed of. Additionally, changes in the fair value of financial instruments not designated for hedge are registered as Gain and losses on financial instruments, net, in the income statement.

2.10 — Current and Deferred Income and Social Contribution Taxes

Current income and social contribution tax expense is calculated in conformity with enacted tax rate in effect at the balance sheet date in the countries where the Company’s subsidiaries, associates and joint venture operate and generate taxable income. Management periodically evaluates positions taken in relation to tax matters which are subject to interpretation and recognizes a provision when there is an expectation of payment of income tax and social contribution in accordance with the tax bases. The expense for income tax and social contribution taxes comprises current and deferred taxes. Current tax and deferred tax are recognized in income unless they are recognized for a business combination, or for items directly recognized in equity through other comprehensive income.

Current tax is the estimated tax payable or receivable on the taxable income or loss for the year, at the tax rates effective at the balance sheet date. Deferred income tax and social contribution are recognized in full on the differences generated between assets and liabilities recognized for tax purposes and corresponding to amounts recognized in the Financial Statements. However, deferred income and social contribution taxes are not recognized arising from the initial recognition of assets and liabilities in a transaction other than a business combination and that do not affect the tax basis. Income and social contribution taxes are determined based on tax rates (and laws) effective at the balance sheet date and applicable when the respective income and social contribution taxes are paid. Deferred income and social contribution tax assets are recognized only to the extent that it is probable that there will be taxable income for which the temporary differences can be used and tax losses can be compensated.

Deferred tax assets recorded for tax loss carryforwards are supported by projections of taxable income based on technical feasibility studies submitted annually to the Board of Directors of the Company and its subsidiaries, when applicable. These studies consider historical profitability of the Company and its subsidiaries, expectations of continuous profitability and estimates of the recovery of deferred tax assets over future years. Other deferred tax assets arising from temporary differences, mainly tax contingencies, and provision for losses, are recognized according to their estimate of realization. Deferred income tax and social contribution assets are reviewed at each reporting date and will be reduced to the extent that their realization is not more likely than not based on future taxable income.

The Company only recognizes a provision on tax issues if a past event leads to a present obligation. The Company determines whether a present obligation exists at the reporting date by taking into consideration all available evidence, including, for example, the opinion of legal advisors. The Company also considers whether it is probable that there will be an outflow of assets and a reliable estimate can be made of the amount of the obligation.

2.11 — Employee Benefits

The Company has several employee benefit plans including pension and retirement plans, health care benefits, profit sharing, bonus, and share-based payment, as well as other retirement and termination benefits. The main benefit plans granted to the Company’s employees are described at notes 19 and 25.

The actuarial obligations related to the pension and retirement benefits and the actuarial obligations related to the health care plans are recorded based on actuarial calculations performed every year by independent actuaries and reviewed by management, using the projected unit credit method, net of the plan assets, when applicable, and the related costs are recognized over the employees’ service period. Any employee benefit plan surpluses are also recognized up to the probable amount of reduction in future contributions by the Company.

Actuarial remeasurement arising from adjustments and changes in actuarial assumptions of the pension and retirement benefit plans and actuarial obligations related to the health care plan are recognized directly in the Statement of Comprehensive Income as described in Note 19.

In accounting for pension and post-retirement benefits, several statistical and other factors that attempt to anticipate future events are used to calculate plan expenses and liabilities. These factors include discount rate assumptions, return on plan assets, future increases in health care costs, and rate of future compensation increases. In addition, actuarial calculations consider other factors whose measurement involves judgment are used such as withdrawal, turnover, and mortality rates.  The actuarial assumptions used by the Company may differ materially from actual results in future periods due to changing market and economic conditions, regulatory events, judicial rulings, higher or lower withdrawal rates, or longer or shorter participant life spans.

2.12 - Other Current and Non-current Assets and Liabilities

Other current and non-current assets and liabilities are recorded at their realizable amounts (assets) and at their known or estimated amounts plus accrued charges and monetary adjustments (liabilities), when applicable.

2.13 — Related-Party Transactions

Loan agreements between the entities in Brazil and abroad are adjusted by contractual financial charges plus foreign exchange variation, when applicable. These contracts have an expiration date, with the possibility of extension of time by agreement between the parties. Sales and purchases of raw materials and products are made under terms and conditions contractually established between the parties.

2.14 — Dividends and Interest on equity

Dividend payments are recognized as liabilities at the time dividends are approved by the shareholders of Gerdau S.A. The bylaws of Gerdau S.A. requires dividends of not less than 30% of the annual net income; therefore, Gerdau S.A. records a liability at year-end for the minimum dividend amount that has not yet been paid during the year up to the limit of the mandatory minimum dividend described above.

2.15 — Revenue Recognition

Net sales are presented net of taxes and discounts. Taxes on sales are recognized when sales are invoiced and discounts on sales are estimated and recognized upon sale. Revenues from sales of products are recognized when the sales amount can be reliably measured, the Company no longer has control over the goods sold or any other responsibility attributable to its ownership, the costs incurred or that will be incurred related to the transaction can be reliably measured, it is more likely than not that the economic benefits will be received by the Company, and the risks and benefits of the products have been fully transferred to the buyer. The related costs of freight are included in cost of sales.

2.16 - Investments in Environmental Protection and Environmental liabilities

Environmental costs that relate to current operations are expensed or capitalized as appropriate. Environmental costs that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation or cost reduction are recorded as expense. Liabilities are recorded when environmental assessments or remedial efforts are probable and the cost can be reasonably estimated based on discussions with the environmental authorities and other assumptions relevant to the nature and extent of the remediation that may be required. The ultimate cost to the Company is dependent upon factors beyond its control such as the scope and methodology of the remedial action requirements to be established by environmental and public health authorities, new laws or government regulations, rapidly changing technology and the outcome of any potential related litigation. Environmental liabilities are adjusted to present value when the aggregate amount of the obligation and the amount and timing of cash disbursements are established or can be reliably estimated.

2.17 - Use of Estimates

In the preparation of the Consolidated Financial Statements estimates are required to record certain assets, liabilities and other transactions. To make these estimates, Management uses the best information available on the date of preparation of the Consolidated Financial Statements and the experience of past and/or current events, also considering assumptions related to future events. As such, the Consolidated Financial Statements include estimates with respect to the recoverable amount of long-lived assets (note 28), with respect to the need and the amount of provisions for tax, civil and labor liabilities (note 17), recoverable amount of deferred income taxes (note 8), estimates in selecting interest rates, return on assets, mortality tables and expectations for salary increases (note 19), and long-term incentive plans through the selection of the valuation model and rates (note 25). Actual results could differ from those estimates.

2.18 - Business Combinations for the Financial Statements

a) Step-acquisitions in which control is obtained

When a business combination is achieved in stages, the interest previously held by the Company in the acquired entity is remeasured at fair value at acquisition date (i.e. the date when the Company acquires the control) and the resulting gain or loss, if any, is recognized in profit or loss. Amounts related to the Company’s interest in the acquired company before the acquisition date, which also includes previous amounts recognized in “Other comprehensive income,” are reclassified to profit or loss, which considers same treatment as if that interest were disposed of.

b) Acquisitions in which control is obtained initially

Acquisitions of businesses are accounted for under the acquisition method. The cost of the acquisition is measured at the fair values (at the date of the transaction) of the assets transferred, liabilities incurred or assumed and equity instruments issued by the Company in exchange for control of the acquired business entity. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date. The interest of non-controlling shareholders in the acquiree is initially measured at the non-controlling shareholders’ proportion of the net fair value of the assets, liabilities and contingent liabilities recognized. Expenses related to the acquisition are recognized in the income statement when incurred.

c) Increases/decreases in non-controlling interests

Subsequent purchases, after the Company has obtained control, are treated as acquisitions of shares from non-controlling shareholders: the identifiable assets and liabilities of the acquired entity are not subject to a further revaluation and the positive or negative difference between the cost of such subsequent acquisitions and the net value of the additional proportion of the company is accounted for within equity.

d) Loss of control of a subsidiary

When control of a subsidiary is lost as a result of a transaction, event or other circumstance, the Company derecognizes all assets, liabilities and non-controlling interests at their carrying amount. Any retained interest in the former subsidiary is recognized at its fair value at the date that control is lost. This fair value is reflected in the calculation of the gain or loss on disposal attributable to the parent, and becomes the initial carrying amount for subsequent accounting for the retained interest under IAS 28 or IAS 39.

2.19 — Segment Information

The bodies responsible for making operational decisions, allocating resources and evaluating performance include the Board of Executive Officers and the Board of Directors. The information presented to the senior management with the respective performance of each segment is derived from the records kept in accordance with accounting practices, with some reallocations between the segments.

The Company’s segments are as follows: Brazil Operations (includes operations of steel and iron ore in Brazil, except Special Steel), North America Operations (includes all operations in North America, including the joint venture in Mexico and associate company in Mexico, with the exception of Special Steel), South America Operations (includes all operations in South America, except Brazil and includes the Joint venture in Dominican Republic and Colombia) and Special Steel Operations (including special steel operations in Brazil, United States and India).

2.20 — Earnings per Share

The tables presented in note 23 reconcile net income to the amounts used to calculate basic and diluted earnings per share. The Company has no instruments considered antidilutive that should be excluded from the calculation of diluted EPS. The calculation of diluted earnings per share has been based on weighted average number of shares outstanding after adjustment for the effects of all dilutive potential ordinary shares. Instruments with dilutive potential effects are represented by the share-based payments discussed in Note 25.

2.21 — Long-term incentive plans

The Company settles the stock options plans by delivering its own shares, which are held in treasury until the exercise of the options by the employees. Additionally, the Company has also granted the following long-term incentive plans: Stock Options, Restricted Shares, Share Appreciation Rights and Performance Shares, as presented in note 25.

2.22 — Assets and liabilities held for sale

The Company presents assets and liabilities of entities held for sale in specific lines of the Balance Sheet, denominated Assets held for sale and Liabilities held for sale, respectively, until the closing of the sale operation, which is expected to be completed in up to one year from the date of classification as held for sale. The Company measures the net assets classified as held for sale at the lower of their carrying amount and fair value less costs to sell. The reclassification of assets and liabilities to assets held for sale and liabilities held for sale is a non-cash transaction and it does not affect the Consolidated Statements of Cash Flows.

2.23 - New IFRS and Interpretations of the IFRIC (International Financial Reporting Interpretations Committee)

Some new IASB accounting standards and IFRIC interpretations were issued and/or reviewed and have their mandatory adoption for the year 2018 and/or after.

 IFRS 9 - Financial Instruments. It replaces IAS 39 and it is effective for years beginning on or after January 1, 2018. IFRS 9 contains a new approach to the classification and measurement of financial assets that should reflect the business model and expectation of cash flow used by the Company in the management of its financial assets. Financial assets will be classified into three categories, which are: (i) measured at amortized cost; (ii) fair value through other comprehensive income; and (iii) fair value through profit or loss. The standard eliminates the categories in IAS 39: “held to maturity”, “loans and receivables” and “available for sale”. IFRS 9 replaces the “losses incurred” model with a prospective “expected credit loss” model. This change will require a judgment on how the change or expectation of change in economic factors affects the expected credit losses, which will be determined on the basis of weighted probabilities. The Company’s financial assets represented by cash and cash equivalents, trade accounts receivable and other assets have not presented an increase in credit risk and there is also no expectation of an increase in credit risk as of December 31, 2017 and no significant increase in the provision for expected losses in relation to Provision for credit risk. The impacts arising from IFRS 9 on the Company’s equity at January 1, 2018 are immaterial, and any differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 will be recognized in retained earnings at January 1, 2018.

 IFRS 15 - Revenue from Contracts with Customers and subsequently the issuance of document for clarification on this standard. IFRS 15 provides a comprehensive framework for determining whether, when and by what amount a revenue should be recorded. This pronouncement replaces IAS 18 - Revenues and IAS 11 - Construction Contracts and will be effective for fiscal years beginning on or after January 1, 2018. IFRS 15 provides more detail for revenue recognition, stating that it should be recorded when the performance obligation is met, ie when the “control” of the goods or services of a particular transaction is transferred to the customer and establishing, also, more detail in the disclosures. Revenues are currently recognized when the products are delivered to the customer, and the performance obligation is fulfilled at that time. Revenue is recognized at this time as long as revenue and costs can be measured reliably, receipt of the consideration is probable and there is no continuous involvement of management with the products. In accordance with IFRS 15, revenue must be recognized when the customer obtains control of the products. Based on this, the Company does not expect a significant impact on its Financial Statements by the adoption of IFRS 15. Additionally, based on the Company’s assessment, the fair value and sales prices and conditions agreed with the clients (such as discounts and shipping costs) are broadly similar, the Company does not expect the application of IFRS 15 to result in material differences in recognition and measurement of revenue. For the purposes of the transition requirements the Company intends to apply the retrospectively method with the cumulative effect of initially applying this standard recognized as an adjustment to the opening balance of retained earnings at January 1, 2018. No adjustment is expected at the transition date.

 IFRS 16 - Lease. Establishes aspects of recognition, measurement and disclosure of leases. This standard is effective for fiscal years beginning on or after January 1, 2019. The Company is in initial evaluation process of impacts on its financial statements of the adoption of the standard, however, no material impacts are expected considering the relevance of current lease contracts.

 Amendments to IFRS 2 - Classification and Measurement of Share-based Payment Transactions. It addresses changes in some paragraphs to better clarify the application of the standard. This change in the standard is effective for years beginning on or after January 1, 2018 and it will not have material impact in the Company’s Financial Statements.

 IFRIC 23 — Uncertainty over Income Tax Treatments. Establishes aspects of recognition and measurement of the IAS 12 when there are uncertainties about the treatment of income tax related to tax assets or liabilities and current or deferred taxes, based on taxable income, tax losses, taxable bases, unused tax losses, unused tax credits and tax rates. This interpretation is effective for fiscal years beginning on or after January 1, 2019. The Company is evaluating the impacts on its Financial Statements, however, no material impact is expected in the Company’s Financial Statements.